Debentures	12 Months Ended
Dec. 31, 2025
Debentures [Abstract]
DEBENTURES

NOTE 17:- DEBENTURES

The Group’s liabilities under debentures are attributable to debentures issued by Formula and Matrix. The debentures are all listed for trading on the TASE.

a.	Debentures are comprised of the following as of the below dates:

	Effective Interest rate	Currency	Par value in issuance currency (thousand)	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2025
Formula’s Series C Secured Debentures (2.29%)	2.7	NIS (Unlinked)	NIS 165,642	$51,925	$(187)	$51,738	$-	$98	$51,836

Formula’s Series D Secured Debentures (5.68%)	6.01	NIS (Unlinked)	NIS 150,000	$47,022	(525)	-	46,497	221	46,718

Matrix’s Series B Debentures (4.1%)	4.5	NIS (Unlinked)	NIS 305,820	$95,868	(837)	22,872	72,159	1,767	96,798

				$194,815	$(1,549)	$74,610	$118,656	$2,086	$195,352

	Effective Interest rate	Currency	Par value in issuance currency (thousand)	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2024
Formula’s Series C Secured Debentures (2.29%)	2.7	NIS (Unlinked)	NIS 331,283	$90,837	$(499)	$45,419	$44,919	$170	$90,508

Formula’s Series D Secured Debentures (5.68%)	6.01	NIS (Unlinked)	NIS 150,000	$41,130	(528)	-	40,602	193	40,795

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 140,000	$39,593	(5)	19,796	19,792	672	40,260

Matrix’s Series B Debentures (4.1%)	4.5	NIS (Unlinked)	NIS 373,738	$102,478	(1,078)	18,623	82,777	1,909	103,309

				$274,038	$(2,110)	$83,838	$188,090	$2,944	$274,872

During the years ended December 31, 2025, 2024 and 2023, the Group recorded $6,080, $6,336 and $7,450, respectively, of interest expenses, and $561, $618 and $667, respectively, of amortization of debt premium (discount) and issuance costs, net in respect of the Group’s debentures.

b.	Scheduled aggregate principal annual payments of the debentures:

Repayment amount
2026	$74,797
2027	28,393
2028	26,620
2029	24,957
2030	40,048
$194,815

c.	Formula’s debentures

i)	Formula Systems Series A Secured Debentures

On September 16, 2015, Formula issued Formula Systems Series A Secured Debentures in an aggregate principal amount of NIS 102,260 thousand (approximately $26,295), at a purchase price equal to 100% of their par value, payable in eight equal annual installments on July 2nd of each of the years 2017 through 2024. The principal amount outstanding under the Formula Systems Series A Secured Debentures bears interest at a fixed rate of 2.8% per annum (subject to adjustments based on the credit rating of the debentures), payable on July 2nd and January 2nd of each of the years 2016 through 2024. Issuance costs, including early commitment commission of approximately NIS 1,246 thousand (approximately $320), were allocated to the Formula Systems Series A Secured Debentures and are amortized as financial expenses over the term of the Series A Secured Debentures due in 2024.

On January 31, 2018, Formula issued additional Formula Systems Series A Secured Debentures in an aggregate principal amount of NIS 150,000 thousand (approximately $44,053) through a private placement to qualified investors in Israel. The gross proceeds received by Formula from the issuance of Formula Systems Series A Secured Debentures in January 2018 were NIS 155,205 thousand (approximately $45,581), out of which NIS 336 thousand was attributed to interest payable (approximately $99). Debt premium of NIS 4,869 thousand (approximately $1,430) net of issuance costs of NIS 782 thousand (approximately $225) was allocated to the Formula Systems Series A Secured Debentures and is amortized as financial income over the remaining term of the Formula Systems Series A Secured Debentures due in 2024.

The Formula Systems Series A Secured Debentures were listed for trading on the Tel Aviv Stock Exchange (TASE) from the date of their issuance until their maturity on June 30, 2024.

The remaining outstanding Series A Secured Debentures amounting to NIS 34,211 thousand (or $9,101) and their respective accumulated interest of $127 were fully paid on June 30, 2024.

ii)	Formula Systems Series C Secured Debentures

On March 31, 2019, Formula issued Formula Systems Series C Secured Debentures in an aggregate principal amount of NIS 300,000 thousand (approximately $82,600), at a purchase price equal to 100% of their par value. The principal due under the Series C Secured Debentures is payable in five annual installments of NIS 33,000 thousand on December 1 of each of the years 2020 through 2024 and two annual installments of NIS 67,500 thousand on December 1 of each of the years 2025 and 2026. The outstanding principal amount under the Formula Systems Series C Secured Debentures bears interest at a fixed rate of 2.29% per annum (subject to adjustments based on the credit rating of the debentures), payable on December 1st and June 1st of each of the years 2019 through 2026. Issuance costs, including an early commitment commission of approximately NIS 3,355 thousand (approximately $924) were allocated to Formula Systems Series C Secured Debentures and are amortized as financial expenses over the term of Formula Systems Series C Secured Debentures due in 2026.

On April 12, 2021, Formula issued additional Formula Systems Series C Secured Debentures in an aggregate principal amount of NIS 160,000 thousand (approximately $48,617) through a private placement to qualified investors in Israel. The gross proceeds received by Formula for the issuance of Formula Systems Series C Secured Debentures in April 2021 were NIS 165,920 thousand (approximately $50,524), out of which NIS 1,329 thousand was attributed to interest payable (approximately $405). Debt premium of NIS 4,591 thousand (approximately $1,398) net of issuance costs of NIS 752 thousand (approximately $229) was allocated to the Formula Systems Series C Secured Debentures and is amortized as financial income over the remaining term of the Formula Systems Series A Secured Debentures due in 2026.

On August 30, 2022, Formula issued additional Formula Systems Series C Secured Debentures in an aggregate principal amount of NIS 200,000 thousand (approximately $60,514) through a private placement to qualified investors in Israel. The gross proceeds received by Formula for the issuance of Formula Systems Series C Secured Debentures in August 2022 were NIS 195,000 thousand (approximately $59,002), out of which NIS 1,126 thousand was attributed to interest payable (approximately $341). Debt deficit of NIS 7,076 thousand (approximately $2,141) including issuance costs of NIS 950 thousand (approximately $287) were allocated to the Formula Systems Series C Secured Debentures and are amortized as financial expenses over the remaining term of the Formula Systems Series C Secured Debentures due in 2026.

The Formula Systems Series C Secured Debentures issued in March 2019, together with the Formula Systems Series C Secured Debentures sold in April 2021 and in August 2022 in private placements, form one single series with identical terms and conditions.

The Formula Systems Series C Secured Debentures are denominated in New Israeli Shekels and are not linked to any currency or index and are non-convertible. The Formula Systems Series C Secured Debentures are secured with collateral consisting of shares of Matrix (see Note 21a).

The Series C Secured Debentures are listed for trading on the TASE. As of December 31, 2025 and 2024, the fair value of Formula’s Series C Secured Debentures, based on the quoted market price on the TASE, were approximately $51,048 and $88,248, respectively.

The offerings of Formula’s debentures were made only in Israel and not to U.S. persons (as defined in Rule 902(k) under the Securities Act of 1933, as amended (the “Securities Act”)), in an overseas directed offering (as defined in Rule 903(b)(i)(ii) under the Securities Act) and were exempt from registration under the Securities Act pursuant to the exemption provided by Regulation S thereunder.

The sale of Formula’s debentures was not registered under the Securities Act, and Formula’s debentures may not be offered or sold in the United States and/or to U.S. persons without registration under the Securities Act or an applicable exemption from the registration requirements of the Securities Act.

In accordance with the indenture for the Formula Systems Series C Secured Debentures and the Formula Systems Series D Secured Debentures, Formula has undertaken to maintain a number of conditions and limitations on the manner in which it operates its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on its assets, or undergo an asset sale or other change that results in a fundamental change in its operations, and to meet certain financial covenants (see Notes 21a and 21c(1)(i)).

iii)	Formula Systems Series D Secured Debentures

On September 17 and 19, 2024, Formula issued Formula Systems Series D Secured Debentures in an aggregate principal amount of NIS 150,000 thousand (approximately $39,756), at a purchase price equal to 100% of their par value. The principal due under the Series D Secured Debentures payable in seven annual installments of NIS 18,000 thousand on December 1 of each of the years 2027 through 2033 and one installments of NIS 24,000 thousand on December 1 2034. The principal amount outstanding under the Formula Systems Series D Secured Debentures bears interest at a fixed rate of 5.68% per annum (subject to adjustments based on the credit rating of the debentures), payable on June 1st and December 1st of each of the years 2024 through 2034. Issuance costs, including early commitment commission of approximately NIS 2,013 thousand (approximately $534), were allocated to the Formula Systems Series D Secured Debentures and are amortized as financial expenses over the term of the Series D Secured Debentures due in 2034.

The Series D Secured Debentures are denominated in New Israeli Shekels not linked to any currency or index, and are non-convertible. The Formula Systems Series D Secured Debentures are secured with collateral consisting of shares of Matrix, and Sapiens (see Note 21a).

The Formula Systems Series D Secured Debentures are listed for trading on the TASE. As of December 31, 2025 and 2024, the fair value of Formula’s Series D Secured Debentures, based on the quoted market price on the TASE, were approximately $50,520 and $43,289, respectively.

d.	Sapiens’ Series B Debentures

On September 16, 2017, Sapiens issued its unsecured Series B Debentures in an aggregate principal amount of NIS 280,000 thousand (approximately $79,186), linked to the US dollar and payable in eight equal annual payments of $9,898 on January 1st of each of the years 2019 through 2026. The outstanding principal amount of Sapiens’ Series B Debentures bears a fixed interest rate of 3.37% per annum (which may be adjusted based on changes to the credit rating of the debentures), payable on January 1st and July 1st of each of the years 2018 through 2025, with one final interest payment due on January 1, 2026. Debt discount, and issuance costs were approximately $956, allocated to Sapiens’ Series B Debentures discount and are amortized as financial expenses over the term of the Series B Debentures due in 2026.

On June 8, 2020, Sapiens issued additional Sapiens’ Series B Debentures in an aggregate principal amount of NIS 210,000 thousand (approximately $60,362) through a public offering in Israel. The gross proceeds received from the issuance of Sapiens’ Series B Debentures in June 2020 were NIS 210,840 thousand (approximately $60,603), out of which approximately NIS 3,006 thousand was attributed to interest payable (approximately $864). Debt discount of NIS 2,166 thousand (approximately $623) and issuance costs of NIS 2,326 thousand (approximately $669) were allocated to Sapiens’ Series B Debentures and are amortized as financial expenses over the remaining term of the Sapiens Series B Debentures due in 2026. Sapiens’ Series B Debentures issued in September 2017 together with the Sapiens’ Series B Debentures issued in June 2020, form one single series with identical terms and conditions. Sapiens’ Series B Debentures are linked to the US Dollar, unsecured and non-convertible. Sapiens’ Series B Debentures are listed for trading on the TASE. As part of the disposal of Sapiens during 2025, the Company deconsolidated the related debentures. For further information See Note 13.

e.	Matrix’s Series B Debentures

On September 18, 2022, Matrix issued the Matrix’s Series B Debentures in an aggregate principal amount of NIS 295,249 thousand (approximately $87,872), at a purchase price equal to 100% of their par value. The principal due under the Matrix’s Series B Debentures is payable in fourteen (14) semi-annual installments each equal to approximately 7.14% of the aggregate principal amount (or approximately NIS 21,081 thousand) on February 1 and on August 1 for the period from August 1, 2023 to February 1, 2030. The outstanding principal amount under the Matrix’s Series B Debentures bears interest at a fixed rate of 4.1% per annum (subject to adjustments based on the credit rating of the debentures), payable on February 1st and August 1st for the period from February 1, 2023 to February 1, 2030. Issuance costs including an early commitment commission of approximately NIS 2,158 thousand (approximately $642) were allocated to the Matrix’s Series B Debentures and are amortized as financial expenses over the term of the Matrix’s Series B Debentures due in 2030.

On December 4, 2022, Matrix issued additional Matrix’s Series B Debentures in an aggregate principal amount of NIS 180,366 thousand (approximately $53,680) through a private placement to qualified investors in Israel. The gross proceeds received by Matrix for the issuance of Matrix’s Series B Debentures in December 2022 were NIS 178,385 thousand (approximately $53,107), out of which NIS 1,582 thousand was attributed to interest payable (approximately $471). Debt deficit of NIS 1,981 thousand (approximately $590) including issuance costs of NIS 399 thousand (approximately $119) were allocated to the Matrix’s Series B Debentures and are amortized as financial expenses over the remaining term of the Matrix’s Series B Debentures due in 2030.

The Matrix’s Series B Debentures issued in September 2022, together with the Matrix Series B Debentures sold in December 2022 in a private placement, form one single series with identical terms and conditions.

As of December 31, 2025 and 2024, the fair value of Matrix’s Series B Debentures, based on the quoted market price on the TASE, was approximately $97,335 and $102,519, respectively.

For further information regarding the issuance of Matrix’s convertible debentures (Series 2), after the end of the reporting period, see Note 26 Subsequent events.